Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Composition of Loan Portfolio
The following represents the composition of the Company’s loan portfolio as of December 31:

	% of Total Loans
	2020	2019
Residential real estate loans	36.00%	40.15%
Commercial real estate loans	29.86%	28.75%
Consumer loans	15.56%	18.16%
Commercial and industrial loans	18.58%	12.94%
	100.00%	100.00%